Sales Incentives - Sales Deductions and Product Returns (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accounts Receivable Reserves [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		$ (195,659)	$ (175,182)	$ (223,420)
Acquired		(5,165)
Provision recorded for current period sales	[1]	(1,347,918)	(1,353,889)	(1,410,044)
Credits processed/Payments		1,358,218	1,333,412	1,458,282
Ending balance		(190,524)	(195,659)	(175,182)
Accounts Receivable Reserves [Member] | Chargebacks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(119,090)	(104,552)	(109,763)
Provision recorded for current period sales	[1]	(1,182,744)	(1,173,810)	(1,104,946)
Credits processed/Payments		1,190,526	1,159,272	1,110,157
Ending balance		(111,308)	(119,090)	(104,552)
Accounts Receivable Reserves [Member] | Rebates and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(76,569)	(70,630)	(113,657)
Acquired		(5,165)
Provision recorded for current period sales	[1]	(165,174)	(180,079)	(305,098)
Credits processed/Payments		167,692	174,140	348,125
Ending balance		(79,216)	(76,569)	(70,630)
Current Liabilities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(70,796)	(102,968)	(97,315)
Acquired		(847)
Provision recorded for current period sales	[1]	(104,561)	(63,047)	(114,795)
Credits processed/Payments		99,452	95,219	109,142
Ending balance		(76,752)	(70,796)	(102,968)
Current Liabilities [Member] | Returns [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(52,236)	(61,406)	(63,818)
Acquired		(493)
Provision recorded for current period sales	[1]	(52,282)	(37,011)	(37,258)
Credits processed/Payments		48,978	46,181	39,670
Ending balance		(56,033)	(52,236)	(61,406)
Current Liabilities [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	[2]	(18,560)	(41,562)	(33,497)
Acquired		(354)
Provision recorded for current period sales	[1],[2]	(52,279)	(26,036)	(77,537)
Credits processed/Payments	[2]	50,474	49,038	69,472
Ending balance	[2]	$ (20,719)	$ (18,560)	$ (41,562)

[1]	Includes immaterial amounts of reversals of provisions recorded for prior years’ sales.
[2]	Includes Medicaid, indirect rebates, and amounts due to customers.